VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—25.4%
Adevinta ASA Class B (Norway)(1)	3,000,019	$ 39,959
Ascential plc (United Kingdom)(1)	14,543,345	79,213
Auto Trader Group plc (United Kingdom)	13,429,146	134,510
Baltic Classifieds Group plc (United Kingdom)(1)(2)	33,809,131	115,779
Dayamitra Telekomunikasi PT (Indonesia)(1)	851,766,000	49,603
Infrastrutture Wireless Italiane SpA (Italy)	8,546,175	103,914
MarkLines Co., Ltd. (Japan)	532,778	12,793
Moneysupermarket.com Group plc (United Kingdom)	13,367,102	39,081
New Work SE (Germany)	241,565	59,817
Rightmove plc (United Kingdom)	11,837,484	127,380
Yandex N.V. Class A (Russia)(1)	447,984	27,103
		789,152

Consumer Discretionary—7.7%
Allegro.eu S.A. (Poland)(1)	6,454,616	62,253
Goldlion Holdings Ltd. (Hong Kong)	21,115,882	4,387
Max Stock Ltd. (Israel)(2)	8,799,684	31,418
Mercari, Inc. (Japan)(1)	1,308,700	66,669
Redbubble Ltd. (Australia)(1)(2)	23,380,648	55,625
Sonans Holding AS (Norway)(1)	38,025	207
Vasta Platform Ltd. Class A (Brazil)(1)	50,591	214
Victorian Plumbing Group plc (United Kingdom)(1)	10,881,777	17,469
		238,242

Consumer Staples—4.5%
Anhui Gujing Distillery Co., Ltd. Class B (China)	3,615,401	51,466
BIM Birlesik Magazalar AS (Turkey)	8,301,901	38,469
Heineken Malaysia Bhd (Malaysia)	9,795,500	49,001
		138,936

Energy—3.1%
Computer Modelling Group Ltd. (Canada)	3,763,790	12,675
Pason Systems, Inc. (Canada)(2)	9,101,303	83,030
		95,705

Financials—15.0%
Euroz Hartleys Group Ltd. (Australia)	4,878,409	6,052
Gruppo Mutuionline SpA (Italy)	1,196,954	60,369
Hargreaves Lansdown plc (United Kingdom)	3,249,962	59,606
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	761,523	88,337
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	4,394,035	86,239
Nordnet AB publ (Sweden)	3,170,421	60,909
Numis Corp. plc (United Kingdom)	3,400,347	15,741
Sabre Insurance Group plc (United Kingdom)(2)	19,601,874	48,766
VNV Global AB (Sweden)(1)	3,313,564	38,393
		464,412

Health Care—3.8%
Haw Par Corp., Ltd. (Singapore)	10,346,812	87,145
Nakanishi, Inc. (Japan)	1,747,700	32,179
		119,324

Industrials—27.3%
Boa Vista Servicos S.A. (Brazil)	18,130,203	19,530
	Shares	Value

Industrials—continued
BTS Group AB Class B (Sweden)	169,511	$ 7,560
CAE, Inc. (Canada)(1)	2,895,775	73,049
Enento Group Oyj (Finland)(1)	1,039,346	39,049
Haitian International Holdings Ltd. (Hong Kong)	21,030,287	58,391
HeadHunter Group plc ADR (Russia)(2)	3,198,978	163,436
Howden Joinery Group plc (United Kingdom)	2,615,560	31,905
Kerry TJ Logistics Co., Ltd. (Taiwan)	11,088,000	18,014
Knorr-Bremse AG (Germany)	852,523	84,345
Lumax International Corp., Ltd. (Taiwan)(2)	7,818,259	21,307
Marel HF (Iceland)	12,711,855	85,966
Meitec Corp. (Japan)	521,800	30,710
MTU Aero Engines AG (Germany)	366,757	74,909
Rotork plc (United Kingdom)	7,315,741	35,371
S-1 Corp. (South Korea)	1,162,414	72,263
Voltronic Power Technology Corp. (Taiwan)	546,413	30,513
		846,318

Information Technology—10.3%
Alten S.A. (France)	564,604	101,884
Bouvet ASA (Norway)(2)	8,294,089	71,107
Brockhaus Technologies AG (Germany)(1)(2)	774,496	20,192
FDM Group Holdings plc (United Kingdom)	2,635,366	45,374
Fineos Corp., Ltd. CDI (Australia)(1)(2)	16,400,880	55,009
SimCorp A/S (Denmark)	224,157	24,529
		318,095

Materials—1.2%
Corp. Moctezuma SAB de C.V. (Mexico)	11,570,944	37,015
Total Common Stocks (Identified Cost $2,538,528)		3,047,199

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	1,748,895	2,516
Total Warrant (Identified Cost $0)		2,516

Total Long-Term Investments—98.4% (Identified Cost $2,538,528)		3,049,715

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	47,799,622	47,800
Total Short-Term Investment (Identified Cost $47,800)		47,800

TOTAL INVESTMENTS—99.9% (Identified Cost $2,586,328)		$3,097,515
Other assets and liabilities, net—0.1%		3,056
NET ASSETS—100.0%		$3,100,571
See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $88,337 or 2.8% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United Kingdom	27%
Germany	8
Russia	6
Canada	5
Italy	5
Japan	5
Australia	4
Other	40
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,047,199	$3,047,199
Warrant	2,516	2,516
Money Market Mutual Fund	47,800	47,800
Total Investments	$3,097,515	$3,097,515
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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